RSU’s	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
RSU’s

13. RSU’s

Effective March 25, 2020, the Board of Directors approved a RSU Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the years ended December 31, 2025 and 2024:

		Weighted average
		grant date fair
	Number of	value per share
	shares	(C$)

Unvested as at December 31, 2023	201,273	$8.33
Granted (i, ii)	277,726	3.83
Vested	(76,213)	8.00
Forfeited	(2,029)	17.50
Unvested as at December 31, 2024	400,757	$5.22
Granted (iii)	140,762	7.53
Vested	(159,169)	5.18
Forfeited	(50,141)	4.98
Unvested as at December 31, 2025	332,209	$6.26

(i)	On January 29, 2024, the Company granted 19,216 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii)	On March 13, 2024, the Company granted 258,513 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On October 14, 2025, the Company granted 140,762 RSUs to executives and employees of the Company, which vest in one-third increments on October 14, 2026, June 30 of 2027 and 2028. The vesting of these RSUs resulted in stock-based compensation of $108,970 for the year ended December 31, 2025, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The vesting of RSUs during the year ended December 31, 2025, resulted in stock-based compensation expense of $364,331 ($836,691 for the year ended December 31, 2024), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.